LOAN PAYABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 06, 2019	May 08, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.00%
Loan repayment	$ 311,000	$ 295,000
Loan Payable [Member]
Disclosure of detailed information about borrowings [line items]
Loans payable			$ 295,467	$ 500,000
Borrowings, interest rate			10.00%	5.00%
Interest expense on borrowings	5,559
Loan repayment	$ 310,700